EMPLOYEE RELATED LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Israeli employee termination benefits	$ 6,269	$ 5,941	$ 5,254
Postretirement Medicare Plan [Member]
Discount rate		3.00%	2.80%
Pension Plan [Member]
Discount rate	5.10%	2.90%	2.50%
Tower Jazz Panasonic Semi Conductor Company Ltd [Member]
Matching contribution (as a percent)	8.50%	7.70%
Employee contribution (as a percent)	0.80%
Cost recognized	$ 4,838	$ 5,331	$ 6,132